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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment		  [  ]Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
				  [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		WRH Partners Global Securities, L.P.
Address:	1776 On The Green
		67 Park Place, 9th Floor
		Morristown, NJ  07960

Form 13F File Number:  28-10149

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Cathy Markey
Title:		Counsel
Phone:		973-984-1233

Signature, Place, and Date of Signing:

Cathy Markey	 Morristown, NJ  07960		May 14, 2002

Report Type (Check only one.):

[  x  ]		13F Holdings Report
[     ]		13F Notice
[     ]		13F Combination Report

List of Other Managers Reporting for this Manager:  None

Summary Page
							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		43
Form 13F Information Table Value Total:		102,268,000
List of Other Included Managers:		None



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      									Form 13F Information Table

				Title				Value	Shares/	 SH/  PUT/	INVSTMT	OTHER	       VOTING AUTHORITY
Name of Issuer			of Class	Cusip		(x1000)	PRN  AMT PRN  CALL	DSCRETN	MANAGERS	SOLE  SHARED  NONE


AT&T Wireless Service		Com		00209a106	734	82000	SH		SOLE			82000
Adelphia Comm. Class A		Com		006848105	894	6000	SH		SOLE			60000
Alamosa Holdings Inc.		Com		11589108	94	18750	SH		SOLE			18750
Alcatel Alsthom			ADR		013904305	1530	107950	SH		SOLE			107950
America Movil ADR Series L	ADR		02364w105	1329	66936	SH		SOLE			66936
Bellsouth			Com		079860102	3686	100000	SH		SOLE			100000
Brasil Telecom Participacoes 	ADR PFD		105530109	1890	47380	SH		SOLE			47380
China Mobile			Com		169428109	1610	104200	SH		SOLE			104200
Deutsche Telekom		ADR PFD		251566105	4992	333250	SH		SOLE			333250
Embratel Participacoes		ADR PFD		29081n100	3515	1018851	SH		SOLE			1018851
Equant				Com		294409107	333	30000	SH		SOLE			30000
Ericsson			ADR		294821400	1092	261212	SH		SOLE			261212
France Telecom			ADR		35177q105	4066	133700	SH		SOLE			133700
France Telecom-Equant		ADR		35177q204	313	30000	SH		SOLE			30000
Georgia Pacific			Com		373298108	1198	40000	SH		SOLE			40000
Korea Telecom Corp.		ADR		50063p103	9460	394491	SH		SOLE			394491
Metromedia Int'l.		Com		591695101	52	168317	SH		SOLE			168317
MMO2				ADR		55309w101	362	37000	SH		SOLE			37000
Nokia Corp.			Com		654902204	2458	118500	SH		SOLE			118500
Nuevo Grupo Iusacel		ADR		40050b100	4313	1198041	SH		SOLE			1198041
Portugal Telecom (reg'd)	ADR		737273102	481	64617	SH		SOLE			64617
SBC Communications		Com		78387g103	4156	111000	SH		SOLE			111000

				Title				Value	Shares/	 SH/	PUT/	INVSTMT	OTHER	            VOTING AUTHORITY
Name of Issuer			of Class	Cusip		(x1000)	PRN  AMT PRN    CALL	DSCRETN	MANAGERS	SOLE  SHARED  NONE


SK Mobile			ADR		78440p108	8703	353799	SH		SOLE			353799
Sonera				ADR		835433202	2554	517050	SH		SOLE			517050
Sprint Corp. PCS Group		Com		852061506	3272	318000	SH		SOLE			318000
Tele Cellular Sul Participaco	ADR PFD		879238103	1072	80287	SH		SOLE			80287
Tele Nordeste CellularPartici	ADR PFD		87924w109	506	20965	SH		SOLE			20965
TeleNorteLesteParticipacoes	ADR PFD		879246106	4999	398018	SH		SOLE			398018
Telebras			ADR		879287308	8160	246900	SH		SOLE			246900
Telecom Argentina		ADR		879273209	607	212175	SH		SOLE			212175
AT&T Wireless Services		Com		00209a106	734	82000	SH		SOLE			82000
Adelphia Comm. Class A		Com		006848105	894	60000	SH		SOLE			60000
Telecom Italia			ADR		87927w106	3331	40750	SH		SOLE			40750
Telefonica de Venezuela		ADR		204421101	591	42795	SH		SOLE			42795
Telefonica Espana		ADR		879382208	5675	171391	SH		SOLE			171391
Telefonica Moviles		Com		4695532		445	70000	SH		SOLE			70000
Telefonos Mexicanos		ADR		879403780	4521	111936	SH		SOLE			111936
Telemig Cellular Participacoe	ADR PFD		87944e105	251	8847	SH		SOLE			8847
Telesp Cellular Participacoes	ADR PFD		87952l108	600	94760	SH		SOLE			94760
Triton PCS			Com		89677m106	157	15370	SH		SOLE			15370
US Unwired			Com		90338r104	166	30000	SH		SOLE			30000
Ubiquitel Inc.			Com		903474302	42	17000	SH		SOLE			17000
United Global Com.		Com		913247508	254	47000	SH		SOLE			47000
Verizon				Com		92343v104	3319	72000	SH		SOLE			72000
Vodafone			ADR		92857w100	4485	243336	SH		SOLE			243336
									102268




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